Reconciliation of Effective Income Tax Provision of Tax Computed By Applying Statutory Income Tax Rate to Pre-Tax Income (Detail)
¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands
	12 Months Ended
	Dec. 31, 2016 USD ($) $ / shares	Dec. 31, 2016 CNY (¥) ¥ / shares	Dec. 31, 2015 CNY (¥) ¥ / shares	Dec. 31, 2014 CNY (¥) ¥ / shares
Income Tax Disclosure [Abstract]
Expected taxation at PRC statutory tax rate	$ 522,441	¥ 3,627,302	¥ 9,476,656	¥ 3,587,693
Effect of differing tax rates in different jurisdictions	105,944	735,566	(5,253,700)	676,663
Non-taxable income	(10,547)	(73,226)	(65,411)	(12,504)
Non-deductible expenses	16,496	114,534	165,264	123,245
Research and development super-deduction	(104,537)	(725,800)	(767,858)	(538,305)
Effect of PRC preferential tax rates and tax holiday	(266,660)	(1,851,421)	(1,547,392)	(1,897,184)
Effect of tax rate changes on deferred taxes	(1,741)	(12,085)	79,947	28,146
Over -accrued EIT for previous years	(74,842)	(519,631)	(248,673)	(153,121)
PRC withholding tax	40,737	282,838	2,470,733	0
Addition to valuation allowance	192,354	1,335,517	1,164,811	416,539
Taxation for the year	$ 419,645	¥ 2,913,594	¥ 5,474,377	¥ 2,231,172
Effective tax rate	20.08%	20.08%	14.44%	15.41%
Effect of preferential tax rates inside the PRC on basic earnings per Class A and Class B ordinary share | (per share)	$ 7.69	¥ 53.41	¥ 44.31	¥ 53.61